Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following transactions were carried out with related parties:

	March 31, 2020	September 30, 2019

Loan from related party	$2,631,310	$1,956,986
Convertible Loans (B)	$9,000	$91,166
Total	$2,640,310	$2,048,152

The following transactions were carried out with related parties:

	September 30, 2019	September 30, 2018

Loan from related party	$1,956,986	$1,737,566
Convertible Loans (B)	$91,166	$91,166
Total	$2,048,152	$1,828,732

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.